Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,940,000
Previously Paid Amount	0.00
Total Fee Amount	267.91
Total Offset Amount	0.00
Net Fee	267.91
Narrative - Max Aggregate Offering Price	$ 1,940,000
Final Prospectus	true